Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 603,359	$ 568,704	$ 761,319
Cost of revenues	375,877	271,817	307,713
Amortization of intangible assets	428,431	428,431	428,434
Gross loss (profit)	200,949	131,544	(25,172)
Operating expenses:
Research and development	705,646	783,665	926,697
Less - research and development grants	(437,045)	(315,967)	(525,838)
Research and development, net	268,601	467,698	400,859
Sales and marketing	566,896	625,031	673,986
General and administrative	1,893,179	1,345,495	1,414,370
Goodwill impairment			265,089
Intangible asset impairment	2,108,117
Total operating expenses	4,836,793	2,438,224	2,754,304
Operating loss	5,037,742	2,569,768	2,729,132
Financial expenses (income), net (Note 14)	(528,195)	(50,904)	9,814,605
Net loss	$ 4,509,547	$ 2,518,864	$ 12,543,737
Net loss per ordinary share:
Basic net loss per ordinary share (in Dollars per share)	$ 0.03	$ 0.06	$ 0.49
Weighted average number of ordinary shares used in computing basic net loss per ordinary share (in Shares)	129,144,562	44,453,153	25,581,000